Risk management - Expected losses based on prospective information UK Customers (Details) - Santander UK plc	12 Months Ended
Dec. 31, 2018 item
Disclosure of credit risk exposure [line items]
Number of prospective macroeconomic scenarios	5
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Pessimistic scenario 2
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	2.30%
Unemployment rate (as a percent)	8.60%
Housing price change (as a percent)	(9.50%)
GDP growth (as a percent)	0.30%
Percentage of weightings associated with the macroeconomic scenarios	10.00%
Pessimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	2.50%
Unemployment rate (as a percent)	6.90%
Housing price change (as a percent)	(2.00%)
GDP growth (as a percent)	0.70%
Percentage of weightings associated with the macroeconomic scenarios	30.00%
Base scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	1.50%
Unemployment rate (as a percent)	4.30%
Housing price change (as a percent)	2.00%
GDP growth (as a percent)	1.60%
Percentage of weightings associated with the macroeconomic scenarios	40.00%
Optimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	1.30%
Unemployment rate (as a percent)	3.80%
Housing price change (as a percent)	2.30%
GDP growth (as a percent)	2.10%
Percentage of weightings associated with the macroeconomic scenarios	15.00%
Optimistic scenario 2
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	1.00%
Unemployment rate (as a percent)	2.80%
Housing price change (as a percent)	3.40%
GDP growth (as a percent)	2.50%
Percentage of weightings associated with the macroeconomic scenarios	5.00%